Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Advertising Expense (in Dollars)				$ 32,780
Government Subsidies, Recognized During the Period (in Dollars)	$ 69,494	$ 149,590	$ 243,778